Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and bank accounts	$ 501	$ 547
Fixed-income securities and other cash equivalents	449	241
Consolidated cash and cash equivalents	$ 950	$ 788	$ 309	$ 699